Long-term and Short-term Debt (Narrative) (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Sep. 30, 2013	Mar. 31, 2016	Dec. 31, 2024	Jun. 30, 2018	Dec. 31, 2037	Sep. 30, 2038	Sep. 11, 2013
Debt Disclosure [Abstract]
Short-term Debt, Weighted Average Interest Rate	0.10%	0.12%	0.17%
Total interest expense	$ 874,000,000	$ 854,000,000	$ 871,000,000
Debt Instrument [Line Items]
Effective date of acquisition				Nov. 01, 2010
Early Repayment of Senior Debt	200,000,000
Long Term Debt Aggregate Maturities, Year One	1,200,000,000
Long Term Debt Aggregate Maturities, Year Two	1,300,000,000
Long Term Debt Aggregate Maturities, Year Three	1,000,000,000
Long Term Debt Aggregate Maturities, Year Four	1,000,000,000
Long Term Debt Aggregate Maturities, Year Five	1,000,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	10,600,000,000
Line of Credit Facility [Line Items]
Collateral financing arrangements	4,196,000,000	4,196,000,000
Liabilities of business transferred to subsidiary under funding agreements that are included in policyholder account balances	0	0	3,806,000,000
Line of Credit Facility [Abstract]
Federal Home Loan Bank, Liability for Debt Advances	0	0
Federal Home Loan Bank Repayments, Long Term Debt			374,000,000
Certain Businesses of MetLife Bank [Member]
Line of Credit Facility [Line Items]
Liabilities of business transferred to subsidiary under funding agreements that are included in policyholder account balances			3,800,000,000
General Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	4,000,000,000
Fees associated with credit facilities	12,000,000
General Credit Facility [Member]
Line of Credit Facility [Line Items]
Fees associated with credit facilities		24,000,000	30,000,000
Committed Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	12,200,000,000
Fees associated with credit facilities	95,000,000	103,000,000	96,000,000
Committed Credit Facility Two [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	490,000,000
Collateral financing arrangements	0
Unused Commitments	0
Line of Credit Facility, Expiration Date	Jun. 30, 2016
General Credit Facility One [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,000,000,000
General Credit Facility Two [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	3,000,000,000
General Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	4,000,000,000
Collateral financing arrangements	0
Unused Commitments	3,316,000,000
Line of Credit Facility, Expiration Date	May 30, 2019
Fees associated with credit facilities	6,000,000
Committed Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	575,000,000
Collateral financing arrangements	0
Unused Commitments	225,000,000
Line of Credit Facility, Expiration Date	Dec. 28, 2024
Committed Credit Facility Four [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	520,000,000
Collateral financing arrangements	0
Unused Commitments	50,000,000
Line of Credit Facility, Expiration Date	Jun. 20, 2018
Committed Credit Facility Six [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,896,000,000
Line of Credit Facility, Current Borrowing Capacity	2,200,000,000
Collateral financing arrangements	0
Unused Commitments	847,000,000
Line of Credit Facility, Expiration Date	Dec. 31, 2037
Committed Credit Facility Seven [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	4,250,000,000
Collateral financing arrangements	0
Unused Commitments	1,043,000,000
Line of Credit Facility, Expiration Date	Sep. 20, 2038
Scenario, Forecast [Member] | Committed Credit Facility Two [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						200,000,000
Scenario, Forecast [Member] | Committed Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							515,000,000
Scenario, Forecast [Member] | Committed Credit Facility Four [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								200,000,000
Scenario, Forecast [Member] | Committed Credit Facility Six [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									2,000,000,000
Scenario, Forecast [Member] | Committed Credit Facility Seven [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										3,100,000,000
Senior notes
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities	15,317,000,000	15,938,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.875%
Debt Instrument, Average Interest Rate	5.23%
Consolidated Securitization Entities [Member]
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities	151,000,000	1,500,000,000
Debt Remarketing Series D [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.368%									4.368%
Debt Instrument, Maturity Date		Sep. 15, 2023			Sep. 15, 2023
Senior Debt Series E Tranche 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.903%
Debt Instrument, Maturity Date	Dec. 15, 2017
Senior Debt Series E Tranche 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.721%
Debt Instrument, Maturity Date	Dec. 15, 2044
Senior Debt $750M Maturing August 2042 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,000,000,000	1,000,000,000	750,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.60%	4.875%	4.125%
Debt Instrument, Maturity Date	Apr. 10, 2024	Nov. 30, 2043	Aug. 13, 2042
Debt Issuance Costs Incurred and Capitalized	5,000,000	10,000,000	7,000,000
American Life Insurance Company (''American Life'') and Delaware American Life Insurance (''DelAm'') [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				3,000,000,000
Debt Instrument, Fair Value				3,000,000,000
American Life Insurance Company (''American Life'') and Delaware American Life Insurance (''DelAm'') [Member] | Senior Debt Series C Tranche 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.756%
Debt Instrument, Maturity Date			Dec. 15, 2017
American Life Insurance Company (''American Life'') and Delaware American Life Insurance (''DelAm'') [Member] | Senior Debt Series C Tranche 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.048%
Debt Instrument, Maturity Date			Dec. 15, 2022
Redemption Of Debt [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 21, 2033
Parent Company [Member]
Debt Disclosure [Abstract]
Total interest expense	1,151,000,000	1,122,000,000	985,000,000
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities	18,917,000,000	19,538,000,000
Long Term Debt Aggregate Maturities, Year One	1,300,000,000
Long Term Debt Aggregate Maturities, Year Two	1,700,000,000
Long Term Debt Aggregate Maturities, Year Three	1,000,000,000
Long Term Debt Aggregate Maturities, Year Four	1,000,000,000
Long Term Debt Aggregate Maturities, Year Five	1,800,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	12,100,000,000
Line of Credit Facility [Line Items]
Collateral financing arrangements	$ 2,797,000,000	$ 2,797,000,000